Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segments
Revenue and Pre-tax Income by Segment

($ in millions)
					Total
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Segments
2022
Revenue	$25,037	$19,107	$15,288	$645	$60,077
Pre-tax income from continuing operations	6,162	1,677	2,262	340	10,441
Revenue year-to-year change	6.9%	7.1%	7.8%	(16.6)%	6.8%
Pre-tax income year-to-year change	27.1%	15.7%	11.7%	(22.9)%	19.1%
Pre-tax income margin	24.6%	8.8%	14.8%	52.6%	17.4%
2021*
Revenue	$23,426	$17,844	$14,188	$774	$56,231
Pre-tax income from continuing operations	4,849	1,449	2,025	441	8,765
Revenue year-to-year change	5.9%	9.8%	(2.4)%	(20.6)%	4.3%
Pre-tax income year-to-year change	41.7%	40.1%	22.4%	(1.8)%	33.6%
Pre-tax income margin	20.7%	8.1%	14.3%	57.0%	15.6%
2020*
Revenue	$22,124	$16,257	$14,533	$975	$53,888
Pre-tax income from continuing operations**	3,423	1,034	1,654	449	6,561

*	Recast to reflect segment change.
**

Includes the impact of a $1.5 billion pre-tax charge for structural actions in the fourth quarter of 2020. The impact by segment was as follows: Software ($0.6 billion), Consulting ($0.4 billion) and Infrastructure ($0.4 billion). The impact to Financing was immaterial.

Reconciliation of segment revenue and pre-tax income to IBM as reported

Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2022	2021	(1)	2020	(1)
Revenue
Total reportable segments	$60,077	$56,231		$53,888
Other—divested businesses	318	785		904
Other revenue	135	335		387
Total revenue	$60,530	$57,350		$55,179
	0	0

($ in millions)
For the year ended December 31:	2022		2021	(1)	2020	(1)
Pre-tax income from continuing operations
Total reportable segments	$10,441		$8,765		$6,561	(2)
Amortization of acquired intangible assets	(1,747)		(1,838)		(1,832)
Acquisition-related charges	(18)		(43)		(13)
Non-operating retirement-related (costs)/income	(6,548)	(3)	(1,282)		(1,073)
Kyndryl-related impacts (4)	(351)		118		—
Elimination of internal transactions	(10)		(7)		(28)
Other—divested businesses	91	(5)	(102)		(70)
Unallocated corporate amounts and other	(702)		(774)		(973)
Total pre-tax income from continuing operations	$1,156		$4,837		$2,572

(1) Recast to reflect segment change.

(2) Includes the impact of a $1.5 billion pre-tax charge for structural actions in the fourth quarter of 2020.

(3) Includes a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion. See note V, “Retirement-Related Benefits,” for additional information.

(4) Refer to note J, “Financial Assets & Liabilities,” for additional information.

(5) Includes a gain on the sale of the company's healthcare software assets. Refer to note F, "Acquisitions & Divestitures," for additional information.

Assets and Other Items by segment

($ in millions)
						Total
For the year ended December 31:	Software	*	Consulting	Infrastructure	Financing	Segments
2022
Assets	$57,186		$13,481	$12,243	$15,757	$98,667
Depreciation/amortization of intangibles**	968		289	1,403	14	2,674
Capital expenditures/investments in intangibles	446		33	853	27	1,359
Interest income	—		—	—	582	582
Interest expense	—		—	—	175	175
2021
Assets	$58,420		$11,914	$11,766	$16,880	$98,980
Depreciation/amortization of intangibles**	983		250	1,399	49	2,681
Capital expenditures/investments in intangibles	559		55	792	33	1,439
Interest income	—		—	—	628	628
Interest expense	—		—	—	129	129
2020
Assets	$57,436		$10,548	$12,378	$24,974	$105,336
Depreciation/amortization of intangibles**	1,007		207	1,419	120	2,753
Capital expenditures/investments in intangibles	538		26	1,093	41	1,699
Interest income	—		—	—	834	834
Interest expense	—		—	—	307	307

*	Prior-year periods were recast to reflect segment change.
**	Segment pre-tax income from continuing operations does not include the amortization of acquired intangible assets.

Reconciliation of assets to IBM as reported

($ in millions)
At December 31:	2022	2021	*	2020	*
Assets
Total reportable segments	$98,667	$98,980		$105,336
Elimination of internal transactions	(1,062)	(1,608)		(4,686)
Other—divested businesses	100	1,109		1,376
Unallocated amounts
Cash and marketable securities	8,138	6,222		12,463
Notes and accounts receivable	281	1,622		1,655
Deferred tax assets	6,078	7,158		8,175
Plant, other property and equipment	1,760	2,196		2,449
Operating right-of-use assets	1,586	1,945		2,368
Pension assets	8,236	9,848		7,557
Other	3,459	4,530		3,514
Total assets of discontinued operations	—	—		15,764
Total IBM consolidated assets	$127,243	$132,001		$155,971

* Recast to reflect segment change.

Geographic Information

Revenue*

($ in millions)
For the year ended December 31:	2022	2021	2020
United States	$25,098	$22,893	$22,258
Japan	5,453	5,648	5,680
Other countries	29,980	28,810	27,241
Total revenue	$60,530	$57,350	$55,179

* Revenues are attributed to countries based on the location of the client.

Plant and Other Property–Net

($ in millions)
At December 31:	2022	2021	2020
United States	$3,209	$3,375	$3,452
Other countries	2,100	2,293	2,656
Total*	$5,308	$5,668	$6,108

* Balances do not include rental machines.

Operating Right-of-Use Assets–Net

($ in millions)
At December 31:	2022	2021	2020
United States	$1,074	$1,148	$1,165
Japan	259	398	532
Other countries	1,545	1,676	1,870
Total	$2,878	$3,222	$3,566

Revenue by Classes of Similar Products or Services

($ in millions)
For the year ended December 31:	2022	2021		2020
Software *
Software	$21,374	$19,845		$18,771
Services	3,575	3,485		3,253
Systems	88	96		100
Consulting
Services	$18,857	$17,563		$15,986
Software	170	173		183
Systems	80	108		89
Infrastructure
Maintenance	$4,590	$4,743		$4,804
Servers	4,471	3,483	**	3,686	**
Services	2,653	2,616		2,656
Storage	1,989	1,919	**	1,824	**
Software	1,585	1,426		1,563
Financing
Financing	$582	$628		$834
Used equipment sales	$64	$145		$140

*  Prior-year periods were recast to reflect segment change.

** Recast to conform to 2022 presentation to present used equipment sales in servers and storage.